Note 11 - Premises Leases - Minimum Lease Payments (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Undiscounted minimum lease payments	$ 147,577	$ 139,789
Effect of discounting	(21,800)	(20,829)
Present value of minimum lease payments	125,777	118,960	$ 73,549
Less current portion	(84,528)	(79,384)
Long-term portion	41,249	39,576
Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted minimum lease payments	104,039	98,010
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Undiscounted minimum lease payments	$ 43,538	$ 41,779